Segment Information (Schedule Of Analysis Of Results Of Operations By Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Segment Revenue	$ 1,246.2	$ 1,171.0	$ 1,114.8
Less intersegment sales	(0.2)	(1.3)	(1.8)
Total revenue from external customers	1,246.0	1,169.7	1,113.0
Cost of sales	639.7	583.3	560.7
Gross margin	606.3	586.4	552.3
Selling, general and administrative expenses	228.7	254.7	268.2
Research and development expenses	232.5	258.7	293.6
Net gain on divestment of business	(652.9)	(1.0)	(108.7)
Other net (gains)/charges	(42.2)	56.3	67.3
Settlement reserve charge		206.3
Total operating expenses	(233.9)	775.0	520.4
Segment operating income/(loss)	840.2	(188.6)	31.9
Segment Adjusted EBITDA	213.0	166.5	96.3
Equity method investments	675.8	209.0	235.0
Depreciation and amortization	35.8	63.3	75.0
Capital expenditures	31.4	44.2	43.7
Share-based compensation expense	35.3	31.5	31.5
Intangible asset impairment charges	0.3	0.9	30.6	[1]
Property, plant and equipment impairment charges	10.0	11.0	56.2
BioNeurology [Member]
Segment Reporting Information [Line Items]
Segment Revenue	1,068.1	895.6	837.1
Total revenue from external customers	1,068.1	895.6	837.1
Cost of sales	572.7	464.9	444.4
Gross margin	495.4	430.7	392.7
Selling, general and administrative expenses	204.9	215.8	232.3
Research and development expenses	198.2	205.0	246.1
Net gain on divestment of business	(652.9)	(1.0)	(108.7)
Other net (gains)/charges	25.9	54.0	61.6
Settlement reserve charge		206.3
Total operating expenses	(223.9)	680.1	431.3
Segment operating income/(loss)	719.3	(249.4)	(38.6)
Segment Adjusted EBITDA	146.7	62.7	(20.9)
Equity method investments	675.8	209.0	235.0
Depreciation and amortization	28.0	30.3	41.2
Capital expenditures	23.8	28.8	34.8
Share-based compensation expense	29.1	23.6	24.3
Intangible asset impairment charges	0.3	0.9	30.6
Property, plant and equipment impairment charges	10.0	11.0	56.2
EDT [Member]
Segment Reporting Information [Line Items]
Segment Revenue	178.1	275.4	277.7
Less intersegment sales	(0.2)	(1.3)	(1.8)
Total revenue from external customers	177.9	274.1	275.9
Cost of sales	67.0	118.4	116.3
Gross margin	110.9	155.7	159.6
Selling, general and administrative expenses	23.8	38.9	35.9
Research and development expenses	34.3	53.7	47.5
Other net (gains)/charges	(68.1)	2.3	5.7
Total operating expenses	(10.0)	94.9	89.1
Segment operating income/(loss)	120.9	60.8	70.5
Segment Adjusted EBITDA	66.3	103.8	117.2
Depreciation and amortization	7.8	33.0	33.8
Capital expenditures	7.6	15.4	8.9
Share-based compensation expense	$ 6.2	$ 7.9	$ 7.2

[1]	During 2009, we recorded a non-cash impairment charge of $30.6 million relating to the Prialt intangible asset. Prialt was launched in the United States in 2005. Revenues from this product did not meet expectations and, consequently, we revised our sales forecast for Prialt and reduced the carrying value of the intangible asset to $14.6 million as of December 31, 2009.